Long-term investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2019	Mar. 21, 2018	Sep. 04, 2017	Apr. 19, 2017
Long Term Investment [Line Items]
Equity method investees, Initial Cost	$ 225,290,809
Total	874,276,856	$ 613,619,925
Share of loss/(gain) of equity investees	(17,028,301)	5,416,471	$ 9,374,451
Equity Method Investment Difference Between Aggregate Investment And Proportionate Share Of Net Assets	0	0
Zhengzhou Lianhe Real Estate Co., Ltd.
Long Term Investment [Line Items]
Nonmarketable equity securities, Initial Cost	$ 241,648	$ 241,648
Nonmarketable equity securities, Ownership	1.85%	1.85%
Nonmarketable equity securities	$ 306,518	$ 286,689
Zhengzhou Taike Real Estate Co., Ltd.
Long Term Investment [Line Items]
Nonmarketable equity securities, Initial Cost	$ 738,073	$ 738,073
Nonmarketable equity securities, Ownership	3.75%	3.75%
Nonmarketable equity securities	$ 766,295	$ 716,723
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.
Long Term Investment [Line Items]
Equity method investees, Initial Cost	523,459,957	523,459,957					$ 505,200,000
Equity method investees	$ 532,385,009	$ 488,227,667
Equity Method Investees, Ownership	49.00%	49.00%
Payments to acquire equity method	$ 505,200,000
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. | Maximum [Member]
Long Term Investment [Line Items]
Equity Method Investees, Ownership							70.00%
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. | Beijing Huiju [Member]
Long Term Investment [Line Items]
Transfer of remaining ownership percentage, as required by the legal action (as a percent)	21.00%
Refund of unauthorized transfer of cash, as required by the legal action	$ 98,700,000
Legal action final refund unauthorized cash	98,700,000
Cash frozen	98,700,000
Wuhu Penghong Investment Center (Limited Partnership)
Long Term Investment [Line Items]
Equity method investees, Initial Cost	30,608,185	$ 30,608,185				$ 30,600,000
Equity method investees	$ 18,337,862	18,333,122
Wuhu Penghong Investment Center (Limited Partnership) | Partner One [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost						91,800,000
Wuhu Penghong Investment Center (Limited Partnership) | Partner Two [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost						$ 3,100,000
Henan Yanchuang Enterprise Management Consulting Co. Ltd
Long Term Investment [Line Items]
Equity Method Investees, Ownership	49.00%
Jiazhaoye Health Industry (Sanya) Investment Co., Ltd
Long Term Investment [Line Items]
Equity method investees, Initial Cost	$ 225,290,809
Equity method investees	$ 225,290,809
Equity Method Investees, Ownership	49.00%
Madison Development Limited
Long Term Investment [Line Items]
Equity method investees, Initial Cost	$ 19,095,969	19,095,969			$ 19,100,000
Equity method investees	$ 15,766,779	$ 16,294,996
Equity Method Investees, Ownership	50.00%	50.00%			50.00%
Suzhou Rongjingchen Real Estate Co., Ltd
Long Term Investment [Line Items]
Equity method investees, Initial Cost	$ 42,041,464	$ 42,041,464		$ 42,000,000.0
Equity method investees	$ 21,266,345	$ 41,452,466
Equity Method Investees, Ownership	24.00%	24.00%		24.00%
Others
Long Term Investment [Line Items]
Equity method investees, Initial Cost	$ 69,160,051	$ 69,160,051
Equity method investees	$ 60,157,239	$ 48,308,262